4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$) Number T
Cash Flow Hedges - Derivative Instruments [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value	R$ (9.1)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2019
Quantity | T	6.0
Average rate | Number	144.56
Fair value	R$ (1.5)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2019
Quantity | T	14.0
Average rate | Number	128.80
Fair value	R$ (0.7)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	3rd Qtr. 2019
Quantity | T	21.0
Average rate | Number	127.54
Fair value	R$ (0.4)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	4th Qtr. 2019
Quantity | T	10.0
Average rate | Number	127.21
Fair value	R$ (0.1)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	1st Qtr. 2019
Quantity | T	17.0
Average rate | Number	356.46
Fair value	R$ (1.8)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	2nd Qtr. 2019
Quantity | T	29.0
Average rate | Number	342.35
Fair value	R$ (0.9)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	1st Qtr. 2019
Quantity | T	15.0
Average rate | Number	143.04
Fair value	R$ 0.3
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2019
Quantity | T	46.0
Average rate | Number	148.56
Fair value	R$ 0.4
Cash Flow Hedges - Derivative Instruments [Member] | Corn Futures Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2019
Quantity | T	10.8
Average rate | Number	599.58
Fair value	R$ 0.0
Cash Flow Hedges - Derivative Instruments [Member] | Corn Futures Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2019
Quantity | T	23.5
Average rate | Number	611.43
Fair value	R$ (0.1)
Cash Flow Hedges - Derivative Instruments [Member] | Non-Deliverable Forward Buy [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	1st Qtr. 2019
Quantity | T	10.0
Average rate | Number	726.42
Fair value	R$ (4.3)
Fair Value Hedge - Derivative Instruments [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value	R$ 17.9
Fair Value Hedge - Derivative Instruments [Member] | Non-Deliverable Forward Sell [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	1st Qtr. 2019
Quantity | T	364.7
Average rate | Number	157.56
Fair value	R$ 14.0
Fair Value Hedge - Derivative Instruments [Member] | Non-Deliverable Forward Sell [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2019
Quantity | T	263.7
Average rate | Number	157.28
Fair value	R$ 4.4
Fair Value Hedge - Derivative Instruments [Member] | Non-Deliverable Forward Sell [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	3rd Qtr. 2019
Quantity | T	84.3
Average rate | Number	153.06
Fair value	R$ (0.6)
Fair Value Hedge - Derivative Instruments [Member] | Non-Deliverable Forward Sell [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	1st Qtr. 2019
Quantity | T	22.2
Average rate | Number	157.40
Fair value	R$ 0.1